Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.01 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	27.85
Maximum Aggregate Offering Price	$ 55,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,527.67
Offering Note	1a. As described in the Explanatory Note in this Registration Statement, represents 2,000,000 additional shares of common stock, $.01 par value per share ("Common Stock") being registered for the first time pursuant to the Digi International Inc. 2021 Omnibus Incentive Plan, as amended and restated. 1b. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement includes an indeterminate number of additional shares as may be issuable as a result of a stock split, stock dividend or similar adjustment of the outstanding Common Stock of the Registrant. 1c. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices per share of the Registrant's Common Stock on May 6, 2025, as reported on the Nasdaq Stock Market.